Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Interest income:
Loans, including fees		¥ 2,348,070	¥ 2,041,490
Deposits in other banks		372,370	356,085
Investment securities		404,110	355,778
Trading account assets		500,730	360,961
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		477,197	196,471
Total		4,102,477	3,310,785
Interest expense:
Deposits		1,462,814	1,148,078
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		674,879	462,294
Due to trust account, other short-term borrowings and trading account liabilities		219,395	178,803
Long-term debt		255,240	255,163
Total		2,612,328	2,044,338
Net interest income		1,490,149	1,266,447
Provision for credit losses		128,584	71,912
Net interest income after provision for credit losses		1,361,565	1,194,535
Non-interest income:
Fees and commissions income		1,013,028	886,230
Foreign exchange gains (losses) —net		202,840	(324,851)
Trading account profits (losses) —net		537,284	(945,382)
Investment securities gains (losses) —net		(485,145)	746,078
Equity in earnings of equity method investees—net		316,339	215,049
Other non-interest income		109,559	87,164
Total		1,693,905	664,288
Non-interest expense:
Salaries and employee benefits		714,830	628,765
Occupancy expenses—net		78,751	77,676
Fees and commissions expenses		203,719	190,172
Outsourcing expenses, including data processing		154,441	161,824
Depreciation of premises and equipment		41,685	36,192
Amortization of intangible assets		145,379	142,271
Insurance premiums, including deposit insurance		48,618	45,062
Communications		31,406	29,731
Taxes and public charges		58,868	53,632
Reversal of off-balance sheet credit instruments		(1,342)	(4,001)
Other non-interest expenses		235,038	208,874
Total		1,711,393	1,570,198
Income before income tax expense		1,344,077	288,625
Income tax expense		348,694	16,664
Net income before attribution of noncontrolling interests		995,383	271,961
Net income (loss) attributable to noncontrolling interests		(63,838)	38,088
Net income attributable to Mitsubishi UFJ Financial Group		1,059,221	233,873
Effect of dilutive instruments:
Restricted stock units and performance stock units		(2,550)	(1,452)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 1,056,671	¥ 232,421
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding (in shares)		11,697,335	12,037,251
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan (in shares)	[1]	274	0
Weighted average common shares for diluted computation (in shares)		11,697,609	12,037,251
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)		¥ 90.55	¥ 19.43
Diluted earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	[1]	¥ 90.33	¥ 19.31

[1]	For the six months ended September 30, 2023 the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.